Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL

25. SHARE CAPITAL

The authorized capital of the Corporation consists of the following:

•        An unlimited number of Class A Common shares,

•        An unlimited number of Class B Variable Voting shares,

•        An unlimited number of Class C Fully Voting shares,

•        An unlimited number of Class C Limited Voting shares,

•        Class A Special Voting shares,

•        Class B Special Voting shares,

•        Class C Special Voting shares,

•        Golden Share, and

•        An unlimited number of Class A Preferred shares.

The Class A Common shares together with the Class B Variable Voting shares represent the Corporation’s Public Shares (“Telesat Public Shares”). The Class C Fully Voting shares and Class C Limited Voting shares shall be referred to as (“Class C Shares”). The Telesat Public Shares and Class C Shares shall represent Telesat Corporation Shares (“Telesat Corporation Shares”). Class A Special Voting Share, Class B Special Voting Share and Class C Special Voting Share together are referred as (“Special Voting Shares”).

The number of shares and stated value of the outstanding shares were as follows:

	December 31, 2023		December 31, 2022
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	13,497,501	$44,912	12,692,450	$40,214
Class C Shares	112,841	6,340	112,841	6,340
	13,610,342	$51,252	12,805,291	$46,554

The breakdown of the number of Telesat Public Shares, as at December 31, 2023, was as follows:

Telesat Public shares
Class A Common shares	1,242,656
Class B Variable Voting shares	12,254,845
Total Telesat Public shares	13,497,501

The number of Class A Common shares and Class B Variable Voting shares in the table above is based on information available to the Company as at December 31, 2023.

In addition, the Company has one Class A Special Voting Share, one Class B Special Voting Share, one Class C Special Voting Share and one Golden Share outstanding, each with a nominal stated value as at December 31, 2023 and 2022.

In September 2021, 600 stock options were exercised in exchange for 600 Non-Voting Participating Preferred shares of Telesat Canada.

In November 2021, dividends were declared and paid on the Director Voting Preferred Shares of Telesat Canada.

During the year ended December 31, 2022, 411,146 RSUs were settled for 210,978 Telesat Public Shares, on a net settlement basis.

During the year ended December 31, 2022, 574,226 Telesat Public Shares were issued in exchange for an equal number of Class B LP Units in the Partnership.

During the year ended December 31, 2023, 532,473 Telesat Public Shares were issued in exchange for an equal number of Class B LP Units in the Partnership.

During the year ended December 31, 2023, 532,122 RSUs were settled for 271,578 Telesat Public Shares, on a net settlement basis.

During the year ended December 31, 2023, 1,000 options were exercised in exchange for an equal number of Telesat Public Shares.

The number and stated value of the outstanding Limited Partnership units (“LP Units”) of Telesat Partnership LP were as follows:

	December 31, 2023		December 31, 2022
	Number of units	Stated value	Number of units	Stated value
Class A and Class B LP Units	18,321,792	$50,141	18,854,265	$51,598
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,420,154	$89,034	36,952,627	$90,491

The breakdown of the number of Class A and Class B LP units, as at December 31, 2023, was as follows:

Class A and Class B LP Units
Class A LP Units	12,500
Class B LP Units	18,309,292
Total Class A and Class B LP Units	18,321,792

The stated value of Class C LP units as of December 31, 2022, was reduced by an adjustment amount of $20.8 million (US$15.3 million) (Note 26).

On consolidation into the Corporation, the stated value of the LP Units is included under non-controlling interest.

All of the Corporation Shares have equivalent economic rights. The Special Voting Shares and the Golden Share have no material economic rights.

The holders of Class A Common Shares, Class B Variable Voting Shares, Class C Shares, Special Voting Shares and the Golden Share are generally entitled to receive notice of and attend meetings of Telesat Corporation’s shareholders and receive copies of all proxy materials, information statements and other written communications, including from third parties, given in respect of Telesat Public Shares. Holders of Telesat Corporation Shares shall have one vote for each Telesat Corporation Share held at all meetings of the shareholders of Telesat Corporation, except meetings at which only holders of another class or of a particular series shall have the right to vote, provided that holders of Class C Limited Voting Shares will not be entitled to vote on the election of directors of Telesat Corporation. The Telesat Corporation Articles provide that the holders of the Telesat Corporation Shares will vote together as a single class with the Telesat Partnership Units (via the Special Voting Shares), and the Golden Share, with a simple majority of votes required to pass the majority of matters (other than the election of directors of Telesat Corporation, which shall be decided by a plurality of votes cast). Until the occurrence of an Unwind Transaction, a simple majority of votes cast by the holders of Telesat Corporation Shares and Special Voting Shares, voting together as a single class, will be required to approve a Second Tabulation Matter, as defined and described below.

The following table summarizes the voting power of the different classes of Telesat Corporation Shares.

Class	Voting for Directors	All Other Votes	Second Tabulation Votes
Class A Common Shares	One vote per share	One vote per share	One vote per share
Class B Variable Voting Shares

One vote per share, provided that any voting power of a single holder in excess of one-third of the outstanding voting power of Telesat Corporation Shares and Telesat Partnership Units (via the Special Voting Shares) and the Golden Share Canadian Votes will effectively be transferred to the Golden Share

One vote per share
Class C Fully Voting Shares	One vote per share	One vote per share	One vote per share
Class C Limited Voting Shares	No votes	One vote per share	One vote per share
Class A Units (voted via the Class A Special Voting Share)	One vote per unit	One vote per unit	One vote per unit
Class B Units (voted via the Class B Special Voting Share)

One vote per unit; provided that any voting power of a single holder in excess of one-third of the outstanding voting power of the Telesat Corporation Shares and Telesat Partnership Units (via the Special Voting Shares) and the Golden Share Canadian Votes will effectively be transferred to the Golden Share

One vote per unit
Class C Units (voted via the Class C Special Voting Share)	Limited votes to ensure compliance with restrictions applicable to PSP Investments pursuant to the constating legislation		One vote per unit
Golden Share

A number of votes equal to the sum of: A number of votes such that the votes cast by the holders of Class A Common Shares and Class A Units, Class C shares and Class C Units, and the Golden Share represent a simple majority of votes cast; and the number of votes transferred from the Class B Variable Voting Shares and Class B Units, if applicable

No votes

Second tabulation matters mean a resolution to effect:

•        An increase or decrease of the maximum number of authorized shares of Telesat Corporation shares, or an increase in the maximum number of authorized shares of another class or type with special rights or restrictions equal to superior to the Telesat Corporation shares;

•        An exchange, reclassification or cancellation of all or part of Telesat Corporation Shares;

•        An addition, change or removal of the special rights or restrictions attached to the Telesat Corporation Shares;

•        An increase in the rights or privileges of any class of shares in the capital of Telesat Corporation that has rights or privileges equal or superior to the Telesat Corporation Shares;

•        The creation of a new class of Telesat Corporation Shares equal or superior to the Telesat Corporation Shares;

•        The making of any class of shares in the capital of Telesat Corporation with rights or privileges inferior to the Telesat Corporation Shares equal or superior to the Telesat Corporation Shares;

•        An exchange or creation of a right of exchange of all or part of another class of shares in the capital of Telesat Corporation into Telesat Corporation Shares;

•        A constraining of the issuance, transfer or ownership of the Telesat Corporation Shares or a change or removal of such constraint;

•        A change to the Telesat Corporation Articles;

•        The taking of any step to wind up, dissolve, reorganize or terminate Telesat Corporation;

•        A sale, lease, exchange, transfer or other disposition of all or substantially all of Telesat Corporation’s assets;

•        The removal of a director of Telesat Corporation from office; or

•        The taking of action to effect an amalgamation, merger or other combination of Telesat Corporation with another person or to consolidate, recapitalize or reorganize Telesat Corporation or to continue Telesat Corporation under the laws of another jurisdiction.